Structured entities - Summary of Unconsolidated Structured Entities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss		¥ 1,424,083	¥ 1,182,927
Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		22,071	11,365
Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		1,358,517	1,124,584
Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		21,429	24,836
Securitized Products [Member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss		547,861	461,309
Securitized Products [Member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		547,861	461,309
Foreign Corporate Bonds [Member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	[1]	242,006	217,935
Foreign Corporate Bonds [Member] | Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[1]	22,071	11,365
Foreign Corporate Bonds [Member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[1]	219,935	206,570
Investment funds [member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	[2]	634,216	503,683
Investment funds [member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[2]	590,721	456,705
Investment funds [member] | Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[2]	¥ 21,429	¥ 24,836

[1]	Foreign corporate bonds primarily include repackaged bonds.
[2]	Other investments primarily include investment funds.